UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                      CityplaceWashington, StateD.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
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Address:   103 Mount Street
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           London, country-regionEngland
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           W1K2TJ
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Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
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Title:     Authorized Person
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Phone:     44 207 074 4200
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Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England     November 14, 2006
------------------------------   ---------------------   --------------
         [Signature]                 [City, State]          [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               11
                                                -------------

Form 13F Information Table Value Total:             191,865
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Callanan, William Francis            028-11752
5. Gadkari, Vilas                       028-11754
6. Leitch, Horace Joseph III            028-11758



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                           FORM 13F INFORMATION TABLE


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


         COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4  COLUMN 5                 COLUMN 6    COLUMN 7           COLUMN 8
                                                    VALUE                  SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER            TITLE OF CLASS CUSIP     (X$1000)  SHRS/PRN AMT  PRN CALL  DISCRETION  MANAGERS       SOLE    SHARED  NONE

AQUA AMERICA INC               COM       03836W103  144,572   3,135,766    SH           DEFINED  1,2,3,4,5,6         3,135,766
AURORA OIL & GAS CORP          COM       052036100   35,603  11,750,000    SH           DEFINED  1,2,3,4,5,6        11,750,000
BEMA GOLD CORP                 COM       08135F107    2,161     494,999    SH           DEFINED  1,2,3,4,5,6           494,999
CLEVELAND BIOLABS INC          COM       185860103      802     160,000    SH           DEFINED  1,2,3,4,5,6           160,000
EVOLUTION PETROLEUM CORP       COM       30049A107    3,354   1,200,000    SH           DEFINED  1,2,3,4,5,6         1,200,000
MINRAD INTL INC                COM       60443P103      108      28,000    SH           DEFINED  1,2,3,4,5,6            28,000
NATIONAL OILWELL VARCO INC     COM       637071101        9         150    SH           DEFINED  1,2,3,4,5,6               150
OCCIDENTAL PETE CORP DEL       COM       674599105      178       3,750    SH           DEFINED  1,2,3,4,5,6             3,750
QUANTA SVS INC                 COM       74762E102    4,477     261,960    SH           DEFINED  1,2,3,4,5,6           261,960
TODCO                          COM       88889T107        2          68    SH           DEFINED  1,2,3,4,5,6                68
WORKSTREAM INC               WARRANT     981402100      599   1,250,000    SH           DEFINED  1,2,3,4,5,6         1,250,000

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